John Hancock GA Mortgage Trust
Portfolio of investments 3-31-26 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Commercial mortgage loans (A) 94.6%				$2,493,562,628
(Cost $2,658,422,080)
Industrial 13.9%				366,412,692
1419 Potrero LLC	3.660	09-01-30	5,152,195	4,721,760
183rd La Palma Investors	5.510	10-01-34	9,800,000	10,024,734
701 Cottontail Lane Associates LLC	3.680	04-01-46	3,908,261	3,162,600
Accord/Pac Members LLC	3.500	09-01-40	7,114,631	6,006,762
American Fork OW LLC	2.900	02-10-36	5,128,866	4,208,055
Arow Fremont Boulevard LLC	4.420	11-05-27	5,000,000	4,979,430
Artesia Capital II LLC	2.470	01-01-29	5,000,000	4,722,085
Bel Bridgeport LLC	2.840	03-01-29	19,300,000	18,184,537
Bel Statesville LP	5.870	07-01-35	23,300,000	23,758,824
Colt Street Partners LLC	3.290	01-01-35	9,126,501	7,956,475
Commerce Industrial Park LLC	2.750	12-01-31	15,000,000	13,295,550
DNP Regio LLC	3.110	10-01-36	11,305,801	9,226,404
GWL 11 Constitution LLC	5.650	05-01-35	8,300,000	8,365,661
Harborgate LLC	2.610	01-01-31	8,784,340	7,897,535
Industry West Commerce Center LLC	2.810	03-01-41	8,859,532	6,853,681
Injans Investments GP	5.510	10-01-34	3,400,000	3,463,410
Macaw Phoebe Investors	5.510	09-01-35	6,600,000	6,695,575
Monro Ponderosa LLC	5.430	07-01-35	10,000,000	9,954,610
Oltmans Investment Company LLC	5.510	10-01-33	4,300,000	4,405,157
Orangewood Properties, Ltd.	2.940	07-01-31	8,600,000	7,811,475
Phase 1A GLC 7 LLC and SLC Port Phase 1A LLC	5.830	09-01-34	4,903,529	5,008,945
Phase 2 GLC 2 LLC	5.780	07-01-34	13,304,325	13,602,050
Rancho San Marino Partners GP	5.510	10-01-34	10,200,000	10,418,137
Rehco Loan LLC	3.000	11-01-51	4,705,130	3,490,063
Rep 2035 LLC	3.260	12-01-35	15,854,009	12,956,309
Rep A 2033 LLC	6.250	10-01-33	18,709,875	19,447,362
RLIF International Parkway SPE LLC	2.890	12-01-33	11,100,000	9,378,323
Roderick Catalyst 5 LLC	5.600	05-01-44	5,363,460	5,249,535
S/K 53 Brunswick Associates LLC	3.160	04-01-31	5,808,318	5,205,398
SLI III LLC	6.490	01-01-34	3,996,626	4,257,274
Spectrum 6 LLC (B)	5.320	06-01-36	34,500,000	33,844,530
St. Mark Property LLC	5.810	09-01-36	39,225,402	39,596,042
Warehouse Associates Corp. Centre Shepherd, Ltd.	3.140	02-01-31	8,134,543	7,300,240
Weeks Pierce Holdings LLC	5.500	06-01-35	7,919,732	7,990,597
West Valley Properties, Inc.	2.780	12-01-36	7,000,000	5,524,281
Willow Creek Court LLC	4.530	07-01-52	6,843,307	5,791,162
Wilshire Victoria II, L.P. (B)	5.370	04-05-36	7,500,000	7,539,366
WPC Triad LLC	2.960	04-01-31	4,588,430	4,118,758
Multifamily 37.3%				983,881,214
1008 Massachusetts Ave. LLC	4.880	11-01-30	11,500,000	11,316,242
11 West Partners LLC	3.770	05-01-32	9,272,343	8,348,150
257 Ridgewood Ave LLC	3.560	04-01-32	9,924,390	9,125,794
27 Victoria Owners Corp.	5.300	01-01-36	11,000,000	10,895,423
34th St. South LLC	5.840	12-01-34	27,500,000	28,172,100
440 West End Apartments Corp.	5.760	03-01-35	5,200,000	5,336,074
5021 St. LLC	4.390	09-01-40	29,999,295	28,161,658
See notes to Portfolio of investments.

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-26 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Multifamily (continued)
5757 LLC	5.450	02-05-36	11,487,294	$11,410,547
655 Kelton LLC	2.270	04-01-31	4,570,625	4,069,712
801 West End Avenue Corp.	2.440	04-01-31	5,500,000	4,867,885
955 995 Stewart Drive LLC	2.360	01-01-32	20,000,000	17,604,180
Americana Lakewood V LLC	3.110	09-01-32	17,322,038	15,799,032
Americana on the River LLC	2.970	05-01-36	4,998,352	4,169,310
Arboretum LLC	2.800	01-01-29	5,879,023	5,552,185
Aventura at Mid Rivers LLC	2.390	02-01-31	4,120,622	3,718,807
Aventura at Richmond LLC	2.210	01-01-31	3,572,609	3,223,336
Avondale Siesta Pointe Apartments LP	2.550	03-01-33	3,173,771	2,731,931
Bandicoot LLC	2.950	06-01-30	15,000,000	13,841,100
Bayshore Village, Ltd.	5.650	07-01-35	5,000,000	5,074,190
Berkshire Apartments LLC	2.660	03-01-46	5,265,905	4,117,222
BGN Properties Covina Palms LP	5.630	09-01-34	4,856,942	4,978,016
BGN Properties Palm Gate LP	2.860	06-01-32	7,000,000	6,206,193
Bigos Cedars Lakeside LLC	2.530	11-01-31	6,352,272	5,618,457
Bref-Masters Cove LLC	3.070	06-01-29	6,005,956	5,662,505
BW Logan LLC	6.370	04-01-28	1,189,148	1,212,876
Capri Apartments LLC	3.360	04-01-30	6,500,000	6,092,281
Castlewood Associates LLC	2.870	04-01-31	5,000,000	4,524,985
Caton House Apartments LLC	2.740	09-01-36	3,588,143	2,945,237
Cavalier Apartments Partnership	5.250	11-01-34	2,700,000	2,709,855
Chandler Property Development Associates LP	2.550	03-01-33	6,876,502	5,948,387
Chimney Top LLC	2.910	02-01-29	6,800,000	6,414,916
Chimneys of Oak Creek LLC	5.530	10-01-35	6,265,398	6,272,083
CJ's Pinemeadows Apartments LP	3.380	07-01-41	9,026,665	7,362,239
CLAGB LLC	2.680	02-01-36	5,290,320	4,350,785
Congressional Properties LP	3.210	04-01-47	5,346,736	4,330,129
Copperstone Apartments LP	2.880	04-01-39	4,757,773	4,126,921
CR Ballantyne LLC	3.290	06-01-36	6,200,000	5,116,383
Creekside at Amherst Apartments LLC	3.380	09-01-31	10,320,389	9,729,763
Creekwood Centre Denton LLC	3.400	04-01-32	11,000,000	10,050,953
Crossing Company LP	2.780	10-01-31	6,600,000	5,848,583
Draper Southpoint Apartments LLC	2.520	04-01-31	5,299,205	4,717,479
DTN Waters House LLC	3.300	08-01-31	4,906,349	4,436,969
Eastwood Apartments of Springdale LP	2.490	01-01-36	1,950,924	1,716,716
Edgewater Park Real Estate Associates LLC	2.890	08-01-36	8,400,000	7,080,772
Elizabeth Lake Estates LLC	2.920	05-01-31	4,637,215	4,228,889
Fairgrounds Apartments LP	2.490	01-01-36	2,229,628	1,966,242
Forest Meadows Villas, Ltd.	2.770	12-01-35	1,883,668	1,599,780
Fountainview Terrace Apartments	2.900	07-01-41	3,670,107	3,103,281
Four Seasons Apartments LLC	5.590	03-01-29	5,300,000	5,401,649
FPACP3 Greenville LLC	3.440	03-01-30	8,950,000	8,477,359
Fredwood LLLP	2.740	09-01-36	3,677,846	3,034,282
Gadberry Courts LP	3.330	05-01-32	6,212,098	5,595,100
Gateway MHP, Ltd.	3.950	07-01-29	8,672,022	8,518,883
Georgetown Mews Owners Corp.	2.870	01-01-36	5,926,544	4,997,961
Grande Apartments LP	3.380	07-01-41	7,853,199	6,405,148
Greenhouse Apartments LP	3.380	07-01-41	9,026,665	7,362,239
See notes to Portfolio of investments.

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-26 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Multifamily (continued)
Harbor Breeze LP	2.400	11-01-31	5,000,000	$4,391,315
Hudson Troy Towers Apartment Corp.	6.140	11-01-28	7,087,598	7,330,809
Hunters Price LP	3.360	04-01-32	11,500,000	10,401,037
JGK Garden Grove LP	2.790	02-01-32	3,500,000	3,108,018
Kingswick Apartments LP	3.310	04-01-42	11,940,322	9,686,240
La Costa Vista LLC	2.610	04-01-31	4,423,504	3,955,409
La Verne Village LLC	5.530	10-01-35	10,000,000	9,932,620
Lassen Associates LLC	3.020	07-01-31	5,300,000	4,869,147
Lincoln Towers Apartments, Ltd.	5.610	05-01-36	4,600,000	4,548,034
Maverick Creek Apartments LLC	4.990	11-01-30	6,200,000	6,217,837
McCue Ventures LLC	5.570	05-01-58	11,162,386	10,558,267
Meramec Station Big Bend Investors LLC	2.780	05-01-41	3,871,533	3,273,985
Mesa Broadway Property LP	2.550	03-01-33	4,231,694	3,642,574
Midway Manor Apartments LP	2.400	11-01-31	3,200,000	2,810,442
Mill Pond, Ltd.	2.870	06-01-36	6,429,512	5,317,618
Monticello Apartments LLC	5.760	11-01-38	3,401,360	3,517,353
Montrose Manor Apartments LLC	2.740	09-01-36	5,113,103	4,227,616
Niederst Portage Towers LLC	2.670	12-01-31	6,134,179	5,444,157
Northbridge Park Company OP, Inc.	3.640	06-01-51	8,774,660	6,826,562
Northland Monterra LLC	2.890	07-01-31	13,500,000	12,131,600
Northridge Garden Associates LLC	3.020	07-01-31	5,300,000	4,869,147
Nostalgia Properties LLC	3.040	05-01-31	16,600,000	14,990,082
Pademelon LLC	3.000	06-01-30	6,000,000	5,532,906
Peace Ranch Madison LLC	5.570	09-01-27	5,000,000	5,007,145
Penndel Apartments LP	3.270	06-01-31	5,214,999	4,774,400
Pepperward Apartments LLC	2.180	01-01-27	3,677,601	3,608,650
Pepperwood Apartments LLC	2.890	10-01-30	3,500,000	3,162,530
Plantation Crossing Apartments LLC	3.040	09-01-31	4,597,693	4,157,400
Platypus LLC	2.950	06-01-30	4,000,000	3,686,728
Plum Grove Rolling Meadows LLC	2.920	03-01-36	3,500,000	2,780,442
Price Greenbriar Plano LLC	3.240	05-01-31	8,000,000	7,258,040
Price London Park, L.P.	5.060	02-01-31	4,600,000	4,574,833
Prime/Scrc SPE LLC	2.650	12-01-31	10,000,000	8,832,450
Raamco Broadwater LLC	3.090	07-01-31	4,247,609	3,739,251
Regency Apartments Vancouver LLC	2.250	04-01-31	4,393,117	3,923,058
Regent Garden Associates LLC	3.250	03-10-35	108,938,814	95,901,452
Resnick Gracie Mews LLC	5.070	12-01-35	40,000,000	38,755,040
Richmar II Apartments LLC	2.930	08-01-36	8,979,031	7,536,361
Rollins Park Apartments Section 2 LP	3.210	04-01-47	9,000,340	7,289,051
Rollins Park Apartments Section 3 LP	3.210	04-01-47	3,831,828	3,103,259
Rose Gardens Senior LP	3.330	05-01-32	7,786,996	7,013,576
Sandstone Tucson LLC	5.820	01-01-29	4,857,621	5,020,176
Sebring Associates/Excelsior Two LLC	2.950	03-08-51	8,882,508	6,586,486
SFI Partnership 12, Ltd.	5.900	11-01-53	16,483,536	16,346,442
Sonoma at Porter Ranch LLC	5.400	05-01-34	9,635,173	9,774,719
Spring Park Apartments	3.440	10-01-31	17,100,000	15,625,364
The Enclave LLC	2.940	05-01-31	5,000,000	4,496,225
The Fairways at Derby Apartments, Ltd.	2.560	01-01-37	4,828,035	4,216,796
The Greens On Blossom Way, Phase II	5.300	02-01-37	12,679,612	12,554,680
See notes to Portfolio of investments.

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-26 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Multifamily (continued)
The Links at Columbia LP	2.720	05-01-41	15,064,523	$12,596,789
The Links at Rainbow Curve LP	2.630	07-01-32	5,307,528	4,989,315
The Residences of Austin Ranch No. 3 M LLC	5.300	02-01-36	30,000,000	29,589,390
The Trails at the Crossings Apartments, Ltd.	2.800	01-01-42	15,198,955	12,737,682
Tivoli Orlando Associates, Ltd.	6.750	10-01-27	8,134,405	8,401,246
Topaz House, Ltd.	3.300	04-01-47	16,061,509	13,149,782
Trail Horse Partners LLC	2.690	04-01-31	5,759,152	5,152,921
Villages at Clear Springs Apartments	3.340	10-01-29	15,000,000	14,229,045
Volunteer Parkridge LLC	3.020	05-01-31	5,500,000	4,969,564
Windsor Place Apartments	3.530	02-01-32	9,009,420	8,310,316
Woodlane Place Townhomes LLC	2.900	05-05-35	8,670,363	7,346,971
Woods I LLC	3.100	07-01-30	6,560,851	6,069,319
Woods Mill Park Apartments LLC	2.610	02-01-41	4,044,037	3,350,210
WRD Lincoln Shores LLC	5.500	09-01-35	29,800,708	30,002,161
Office 14.8%				389,000,067
1131 Wilshire Boulevard LLC	3.520	05-01-31	4,234,707	3,809,186
1600 Dove LP + GS 1600 Dove LLC	3.670	06-01-31	4,072,671	3,155,265
1635 Divisadero Medical Building LLC	3.950	06-01-30	3,004,588	2,910,511
1635 Divisadero Medical Building LLC	6.000	06-01-30	6,114,350	6,330,976
501 Second Street LLC	6.740	07-01-33	10,000,000	10,179,830
900 Wilshire Boulevard LLC	3.080	07-01-31	11,600,000	10,284,467
Aman, Inc.	5.170	12-01-29	21,603,989	21,061,858
Avamer 57 Fee LLC	2.310	11-01-26	10,000,000	9,830,290
Bayside Square Investments LLC	3.480	02-01-42	11,881,206	9,274,268
Central Way Plaza LLC	2.910	03-01-32	9,114,034	8,187,301
Continental Plaza LLC	5.490	01-01-33	4,773,000	4,924,275
Continental Skypark LLC	5.870	08-01-35	24,800,000	25,462,755
Corp. Center West Associates LLC	3.650	04-01-35	12,500,000	10,869,350
Crawford Long - CPI LLC	4.800	06-01-32	31,500,000	31,293,612
Delphi Investors LLC	2.520	01-01-31	8,786,274	7,858,874
Edina Crosstown Medical LLC	3.230	06-01-41	11,196,855	9,692,099
Fairfield 35 Pinelawn LLC	3.450	01-01-42	6,586,297	5,155,556
Farley White CHP LLC	5.400	02-01-36	4,500,000	4,426,155
HCFD Round Rock, Ltd.	6.070	10-01-49	10,819,442	10,732,952
JB IV V LLC	4.580	12-01-32	5,000,000	4,839,870
L&B Depp-Ucepp 5500 Preston Road, Inc.	4.490	07-01-29	18,500,000	18,230,159
LN Bear Creek LLC	5.490	01-01-33	4,773,000	4,924,275
Medical Oaks Pavilion PH III, Ltd.	3.000	11-01-40	8,283,255	6,911,018
Mountain Bay Plaza LLC	7.120	01-01-30	9,469,846	9,920,591
NCHC 3 LLC	3.390	02-01-32	17,034,203	15,428,405
Newton Executive Park LP	2.570	10-01-33	4,105,389	3,558,005
Ocean Pointe Venture Fund LP	4.840	08-01-47	6,895,715	6,193,256
Olympic Mills Commerce Center LLC	4.060	03-01-36	8,699,476	7,935,401
Parc Center Drive Joint Venture	5.480	02-01-32	1,576,481	1,612,653
POP 3 Ravinia LLC	4.460	01-01-42	107,098,885	96,604,694
Quay Works LLC	2.790	12-01-36	10,961,012	9,006,455
Skotdal Mutual LLC	2.860	06-15-31	5,679,912	5,167,402
Switch Building Investors II LP	2.690	06-01-36	3,628,722	3,228,303
See notes to Portfolio of investments.

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-26 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Other 7.0%				185,651,901
Americare Health + Retirement LLC (B)	6.030	06-01-36	6,500,000	6,520,300
FSH Boylston, Inc.	5.360	08-01-30	20,000,000	20,047,600
Interpark Holdings LLC	5.860	07-01-33	48,233,969	48,677,769
Lassen Self Storage LP	6.030	02-01-35	3,800,000	3,905,895
Rowland LLC	5.540	08-01-30	7,021,985	7,077,943
SBCO NYC Owner LLC	5.010	05-01-31	8,500,000	8,486,570
Spruce Parking Associates LP	5.640	04-01-31	8,800,000	8,798,636
SRB1 LLC	5.670	09-01-38	20,000,000	20,200,980
UGP Broadway Stadium East LLC	6.530	11-01-30	25,295,294	26,193,226
Voyager RV Resort MHC	4.100	06-01-29	36,463,687	35,742,982
Retail 21.6%				568,616,754
1360 Summitridge RS LLC	3.500	09-01-30	4,449,990	4,108,088
192 Investors LLC	3.750	08-01-29	15,823,562	15,376,040
8421 Lyndale Avenue South LLC	2.580	11-01-28	4,737,158	4,452,516
AFCC SPE LLC	5.810	04-01-34	14,073,607	14,251,708
Aliso Equities, Ltd.	5.140	02-01-33	8,200,000	8,107,028
Asian Garden LLC	5.930	08-01-35	19,000,000	19,081,757
Beverly West Square Associates LP	5.560	12-01-30	4,894,404	5,032,211
Burroughs LPM LP	2.980	01-01-36	11,043,470	9,134,993
BWP Crown Valley 1 LLC	3.020	04-01-37	15,000,000	11,719,455
Canton R2g Owner LLC	2.810	03-01-29	7,300,000	6,900,413
Carriage Way LLC	3.520	08-01-31	3,626,180	3,285,533
CE Enterprise Partners LLC	4.700	07-01-32	3,846,648	3,755,374
Chapel Hills East LLC	5.950	03-01-34	6,100,000	6,124,022
CIP Group of Homestead LLC	3.060	06-01-33	6,092,394	5,342,164
City Town Center LP + City Town Center Best Buy LP	5.750	01-01-35	5,000,000	5,029,165
Clipperton Partners, L.P.	5.250	12-01-35	6,000,000	5,844,102
Coral Ridge Shopping Center Trust	6.150	06-01-35	20,234,455	20,707,536
Core Power Bridgepointe LLC	5.690	01-01-35	20,000,000	20,019,800
CRH Capital Properties LLC (B)	5.540	06-01-36	3,500,000	3,423,357
Cross Keys Development Company	2.550	10-01-33	12,073,047	10,483,039
Downtown Woodinville LLC	3.830	06-01-29	65,000,000	63,620,830
Ds Santa Rosa LP	5.730	08-01-35	10,000,000	10,236,840
Elsinore Developers LLC	6.090	02-01-34	5,000,000	5,262,710
Erep Cobbler Crossing II LLC	6.620	12-01-28	3,057,310	3,167,040
Gateway Village Plaza LP	3.420	07-01-31	5,490,334	5,040,763
Goleta Hollister LLC	5.780	01-01-36	16,500,000	16,237,716
Harbor Center Partners LP	4.720	09-01-32	18,100,000	17,816,210
Harbor Center Partners LP	5.630	10-01-32	1,863,235	1,898,914
Harbor Pacific Properties LLC (B)	5.390	05-01-36	4,500,000	4,446,900
Howard Lehigh Holdings LLC	5.770	04-01-34	7,505,718	7,586,187
J J Carson LLC	2.950	11-01-31	11,398,738	10,109,233
Kimberly Partners of Albany LP	2.920	12-01-30	4,313,752	3,884,267
La Habra Westridge Partners LP	5.970	09-01-34	20,000,000	20,638,600
Ladera Corporate Terrace South LLC	3.870	06-01-32	6,965,356	6,406,783
LB PCH Associates LLC	3.870	05-01-32	16,964,276	15,609,051
Manoa Shopping Center Associates LP	6.770	03-01-30	2,247,200	2,345,108
Manoa Shopping Center Associates LP	7.060	03-01-30	3,573,837	3,768,390
See notes to Portfolio of investments.

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-26 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Retail (continued)
Meadow and Central LP	3.100	01-01-32	3,640,371	$3,287,332
Meadows Plaza Associates LLC (B)	5.720	05-01-36	4,000,000	3,912,839
Mesa Town Center LLC	6.180	06-01-35	5,000,000	5,126,645
Nat City SPE LLC	3.980	02-01-35	1,849,797	1,598,463
National City Plaza	4.110	02-01-35	7,952,982	7,213,911
PEP 1929 South Congress Avenue LP	5.460	06-01-30	5,100,000	5,173,853
Platt Partners LP	3.442	05-05-37	14,000,000	11,706,464
Plaza Company OP City LLC	5.800	04-01-36	10,600,000	10,534,958
Plaza Inv. LP	3.910	05-01-26	25,271,676	25,254,112
Plaza Inv., A California, Ltd. (B)	5.200	05-01-33	13,500,000	13,314,240
PRTC LP	3.130	05-01-32	10,649,923	9,689,044
SF Lynnwood Crossroads LLC	4.780	09-01-32	3,854,000	3,789,827
SF Mansfield LLC	2.990	04-01-33	5,000,000	4,283,855
SF Stapleton LLC	2.850	03-01-31	4,680,000	4,205,659
Silverado Ranch Centre LLC	7.500	06-01-30	3,614,055	3,818,658
Sm 101 Seven LLC	5.780	01-01-36	2,500,000	2,460,260
Sm 101 Three LLC	5.780	01-01-36	2,000,000	1,968,208
Sm 101 Two LLC	5.780	01-01-36	4,200,000	4,133,237
Stony Island Plaza	3.620	10-01-34	5,189,811	4,595,894
Sunnyside Marketplace LLC	3.420	04-01-30	6,559,572	6,215,011
Tanecap 1 LP	2.690	09-01-31	4,481,385	3,951,448
Tempe Square Consolidated LLC	5.380	03-01-33	7,700,000	7,659,367
Town Center Associates	2.790	03-01-29	3,632,006	3,439,822
TSCA-232 LP	6.000	11-01-35	3,479,646	3,543,786
University Festival LC	5.810	05-01-35	8,370,928	8,453,490
Warwick Devco LP	2.880	07-01-33	6,217,352	5,472,519
Wateridge Goodman Investors LLC	5.980	08-01-35	2,964,649	3,021,588
West Linn Shopping Center Associates LLC	3.160	01-01-32	7,378,339	6,604,654
Westmount Plaza Arlington Plaza Joint Venture	5.820	06-10-34	12,864,951	13,144,520
WG Opelousas LA LLC	7.290	05-01-28	755,429	789,247

	Yield* (%)	Maturity date	Par value^	Value

Short-term investments 8.7%				$228,909,115
(Cost $228,911,553)
U.S. Government 2.8%				73,766,252
U.S. Treasury Bill	3.562	05-12-26	7,500,000	7,469,010
U.S. Treasury Bill	3.591	05-07-26	34,500,000	34,374,334
U.S. Treasury Bill	3.618	05-05-26	3,500,000	3,488,020
U.S. Treasury Bill	3.622	04-14-26	13,500,000	13,482,304
U.S. Treasury Bill	3.623	05-21-26	6,500,000	6,467,247
U.S. Treasury Bill	3.625	04-07-26	4,000,000	3,997,590
U.S. Treasury Bill	3.638	04-28-26	4,500,000	4,487,747

	Yield (%)	Shares	Value
Short-term funds 5.9%			155,142,863
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5918(C)	155,142,863	155,142,863

See notes to Portfolio of investments.

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-26 (unaudited)

Total investments (Cost $2,887,333,633) 103.3%	$2,722,471,743
Other assets and liabilities, net (3.3%)	(87,924,810)
Total net assets 100.0%	$2,634,546,933

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	The rate shown is the annualized seven-day yield as of 3-31-26.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
See notes to Portfolio of investments.

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 3-31-26 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in mortgage loans that do not have readily ascertainable market prices. Manulife Investment Management Private Markets (US) LLC (the Advisor), assisted by its Pricing Committee (composed of officers of the Advisor and its affiliates), determines the fair value of the fund’s securities that are not publicly traded or whose market prices are not readily available pursuant to procedures established by the Advisor and adopted by the Board of Trustees. In connection with that determination, portfolio valuations will be prepared in accordance with the Advisor's valuation policy using proprietary models. In certain instances, valuations may be obtained from independent valuation firms.
Valuation techniques include net present value and discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates.
For mortgage investments, the fund uses proprietary valuation models, which are developed from recognized accounting principles generally accepted in the United States of America valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Management judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Mortgage investments are measured at fair value based on the present value of the expected cash flows of the mortgage. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of mortgage investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the manager believes that a third-party market participant would take into account in pricing a transaction. Mortgage investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 3-31-26 (unaudited)

Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2026 by major security category or type:
	Total value at 3-31-26	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Commercial mortgage loans	$2,493,562,628	—	—	$2,493,562,628
Short-term investments	228,909,115	$155,142,863	$73,766,252	—
Total investments in securities	$2,722,471,743	$155,142,863	$73,766,252	$2,493,562,628
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Commercial mortgage loans
Balance as of 12-31-25	$2,448,149,038
Purchases	106,500,000
Sales	(28,219,014)
Realized gain (loss)	(39,814)
Net amortization of (premium) discount	(85,680)
Change in unrealized appreciation (depreciation)	(32,741,902)
Balance as of 3-31-26	$2,493,562,628
Change in unrealized appreciation (depreciation) at period end*	$(32,744,579)
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 3-31-26	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Commercial mortgage loans	$2,493,562,628	Discounted cash flow	Discount rate	4.27% - 8.00%	5.41%

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of March 31, 2026 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 3-31-26 (unaudited)

been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.